Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments
The following tables present the composition of our investment portfolio by major security type. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2021
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$18,586.1	$92.9	$(190.8)	$0	$18,488.2	35.9%
State and local government obligations	2,162.6	36.7	(14.0)	0	2,185.3	4.2
Foreign government obligations	17.9	0	0	0	17.9	0.1
Corporate debt securities	10,526.2	202.6	(33.4)	(3.3)	10,692.1	20.7
Residential mortgage-backed securities	787.7	2.3	(0.6)	0.6	790.0	1.5
Commercial mortgage-backed securities	6,561.0	38.9	(64.3)	0	6,535.6	12.7
Other asset-backed securities	4,981.8	13.3	(12.4)	(0.4)	4,982.3	9.7
Redeemable preferred stocks	170.9	0.7	(0.5)	10.6	181.7	0.4
Total fixed maturities	43,794.2	387.4	(316.0)	7.5	43,873.1	85.2
Short-term investments	942.6	0	0	0	942.6	1.8
Total available-for-sale securities	44,736.8	387.4	(316.0)	7.5	44,815.7	87.0
Equity securities:
Nonredeemable preferred stocks	1,571.8	0	0	68.1	1,639.9	3.2
Common equities	1,264.1	0	0	3,794.4	5,058.5	9.8
Total equity securities	2,835.9	0	0	3,862.5	6,698.4	13.0
Total portfolio[1]	$47,572.7	$387.4	$(316.0)	$3,870.0	$51,514.1	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$12,437.9	$305.8	$(3.7)	$0	$12,740.0	26.8%
State and local government obligations	3,099.4	123.1	(0.7)	0	3,221.8	6.8
Corporate debt securities	9,579.7	601.7	(0.1)	3.9	10,185.2	21.4
Residential mortgage-backed securities	503.3	7.1	(0.9)	0	509.5	1.1
Commercial mortgage-backed securities	6,042.6	142.5	(10.0)	0	6,175.1	13.0
Other asset-backed securities	3,745.0	40.1	(0.5)	0	3,784.6	7.9
Redeemable preferred stocks	181.2	3.6	(1.4)	11.3	194.7	0.4
Total fixed maturities	35,589.1	1,223.9	(17.3)	15.2	36,810.9	77.4
Short-term investments[2]	5,218.5	0	0	0	5,218.5	11.0
Total available-for-sale securities	40,807.6	1,223.9	(17.3)	15.2	42,029.4	88.4
Equity securities[3]:
Nonredeemable preferred stocks	1,333.7	0	0	89.2	1,422.9	3.0
Common equities	1,212.3	0	0	2,865.7	4,078.0	8.6
Total equity securities	2,546.0	0	0	2,954.9	5,500.9	11.6
Total portfolio[1]	$43,353.6	$1,223.9	$(17.3)	$2,970.1	$47,530.3	100.0%
[1] Includes $143.4 million and $95.5 million of net unsettled security purchase transactions at December 31, 2021 and 2020, respectively, with the offsetting payable included in other liabilities.
The total fair value of the portfolio at December 31, 2021 and 2020 included $4.2 billion and $6.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
2 A portion of these investments were used to fund our common share dividends in January 2021. See Note 14 – Dividends for further information.
[3] Includes a $25.0 million reclassification from nonredeemable preferred stock to common equities to reflect the prior year conversion of a security and to conform to the current year classification.
At December 31, 2021, bonds and certificates of deposit in the principal amount of $469.0 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2021 or 2020. At December 31, 2021, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature or are redeemable within one year.
We invested in repurchase and reverse repurchase transactions during 2021 and 2020, but did not have any open positions at December 31, 2021 or 2020. To the extent we enter into repurchase or reverse repurchase transactions, consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our consolidated balance sheets, despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.

Hybrid Securities Certain securities in our fixed maturities portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2021	2020
Fixed Maturities:
Corporate debt securities	$479.1	$188.4
Residential mortgage-backed securities	536.2	0
Other asset-backed securities	89.2	34.8
Redeemable preferred stocks	130.8	131.4
Total hybrid securities	$1,235.3	$354.6
Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we have elected to record the changes in fair value of these securities through income as a component of net realized gains or losses.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2021, was:

(millions)	Cost	Fair Value
Less than one year	$5,496.5	$5,514.8
One to five years	27,049.9	27,137.6
Five to ten years	11,182.0	11,155.1
Ten years or greater	65.8	65.6
Total	$43,794.2	$43,873.1
Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2021
U.S. government obligations	92	$14,745.8	$(190.8)	85	$13,790.8	$(158.5)	7	$955.0	$(32.3)
State and local government obligations	127	954.2	(14.0)	122	927.3	(13.1)	5	26.9	(0.9)
Corporate debt securities	220	3,496.6	(33.4)	219	3,491.7	(33.3)	1	4.9	(0.1)
Residential mortgage-backed securities	20	138.6	(0.6)	14	135.4	(0.5)	6	3.2	(0.1)
Commercial mortgage-backed securities	168	4,315.4	(64.3)	165	4,295.0	(63.9)	3	20.4	(0.4)
Other asset-backed securities	178	3,204.7	(12.4)	176	3,200.6	(12.3)	2	4.1	(0.1)
Redeemable preferred stocks	1	12.0	(0.5)	0	0	0	1	12.0	(0.5)
Total fixed maturities	806	$26,867.3	$(316.0)	781	$25,840.8	$(281.6)	25	$1,026.5	$(34.4)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2020
U.S. government obligations	9	$1,511.0	$(3.7)	9	$1,511.0	$(3.7)	0	$0	$0
State and local government obligations	30	208.7	(0.7)	30	208.7	(0.7)	0	0	0
Corporate debt securities	7	129.4	(0.1)	7	129.4	(0.1)	0	0	0
Residential mortgage-backed securities	21	44.4	(0.9)	0	0	0	21	44.4	(0.9)
Commercial mortgage-backed securities	43	893.3	(10.0)	9	93.6	(0.3)	34	799.7	(9.7)
Other asset-backed securities	22	183.7	(0.5)	9	74.4	(0.1)	13	109.3	(0.4)
Redeemable preferred stocks	1	11.0	(1.4)	0	0	0	1	11.0	(1.4)
Total fixed maturities	133	$2,981.5	$(17.3)	64	$2,017.1	$(4.9)	69	$964.4	$(12.4)

The increase in the number of securities in an unrealized loss position since December 31, 2020, was primarily the result of an increase in interest rates. As of December 31, 2021, we had eight corporate debt securities that had their credit ratings downgraded during the year, with a combined fair value of $168.4 million and an unrealized loss of $0.8 million.
A review of the securities in an unrealized loss position indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
Allowance For Credit and Uncollectible Losses We are required to measure the amount of potential credit losses for all fixed-maturity securities in an unrealized loss position. We did not record any allowances for credit losses or any write-offs for amounts deemed to be uncollectible during 2021 or 2020 and did not have a material credit loss allowance balance as of December 31, 2021 or 2020. We considered several factors and inputs related to the individual securities as part of our analysis. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included:

•current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates);
•credit support (via current levels of subordination);
•historical credit ratings; and
•updated cash flow expectations based upon these performance indicators.
In order to determine the amount of credit loss, if any, we initially reviewed securities in a loss position to determine whether it was likely that we would be required, or intended, to sell any of the securities prior to the recovery of their respective cost bases (which could be maturity). If we were likely to, or intended to, sell prior to a potential recovery, we would write off the unrealized loss. For those securities that we determined we were not likely to, or did not intend to, sell prior to a potential recovery, we calculated the net present value (NPV) of the cash flows expected (i.e., expected recovery value) using the current book yield for each security. The NPV was then compared to the security’s current amortized value to determine if a credit loss existed. In the event that the NPV was below the amortized value, and the amount was determined to be material individually, or in aggregate, a credit loss would be deemed to exist, and either an allowance for credit losses would be created, or if an allowance currently existed, either a recovery of the previous allowance, or an incremental loss, would be recorded to net realized gains (losses) on securities.
As of December 31, 2021 and 2020, we believe none of the unrealized losses relate to material credit losses on any specific securities, or in the aggregate, based on our review. We continue to expect all the securities in our portfolio to pay their principal and interest obligations.
In addition, we reviewed our accrued investment income outstanding on those securities in an unrealized loss position at December 31, 2021 and 2020, to determine if the accrued interest amounts were determined to be uncollectible. Based on our analysis, we believe the issuers have sufficient liquidity and capital reserves to meet their current interest, and future principal, obligations and, therefore, did not write off any accrued income as uncollectible at December 31, 2021 or 2020.
Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2021	2020	2019
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$105.8	$612.5	$164.4
State and local government obligations	51.2	102.4	6.1
Corporate and other debt securities	104.0	161.9	100.1
Residential mortgage-backed securities	0.3	0	0.2
Commercial mortgage-backed securities	41.9	23.7	8.1
Other asset-backed securities	1.2	0.2	0.8
Redeemable preferred stocks	1.5	0	2.2
Total available-for-sale securities	305.9	900.7	281.9
Equity securities:
Nonredeemable preferred stocks	28.0	24.4	36.2
Common equities	369.6	88.6	61.7
Total equity securities	397.6	113.0	97.9
Subtotal gross realized gains on security sales	703.5	1,013.7	379.8
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(52.0)	(9.6)	(20.4)
State and local government obligations	(3.4)	(0.7)	(0.7)
Foreign government obligations	(0.1)	0	0
Corporate and other debt securities	(8.3)	(6.5)	(7.9)
Residential mortgage-backed securities	(1.1)	0	(2.3)
Commercial mortgage-backed securities	(1.9)	(12.8)	(2.2)
Other asset-backed securities	(0.6)	0	(0.1)
Redeemable preferred stocks	0	0	(0.4)
Total available-for-sale securities	(67.4)	(29.6)	(34.0)
Equity securities:
Nonredeemable preferred stocks	(1.7)	(8.7)	(3.2)
Common equities	(20.1)	(60.7)	(8.0)
Total equity securities	(21.8)	(69.4)	(11.2)
Subtotal gross realized losses on security sales	(89.2)	(99.0)	(45.2)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	53.8	602.9	144.0
State and local government obligations	47.8	101.7	5.4
Foreign government obligations	(0.1)	0	0
Corporate and other debt securities	95.7	155.4	92.2
Residential mortgage-backed securities	(0.8)	0	(2.1)
Commercial mortgage-backed securities	40.0	10.9	5.9
Other asset-backed securities	0.6	0.2	0.7
Redeemable preferred stocks	1.5	0	1.8
Total available-for-sale securities	238.5	871.1	247.9
Equity securities:
Nonredeemable preferred stocks	26.3	15.7	33.0
Common equities	349.5	27.9	53.7
Total equity securities	375.8	43.6	86.7
Subtotal net realized gains (losses) on security sales	614.3	914.7	334.6
Net holding period gains (losses)
Hybrid securities	(7.7)	7.4	18.0
Equity securities	907.6	706.5	739.9
Derivatives	0	1.4	0
Subtotal net holding period gains (losses)	899.9	715.3	757.9
Other-than-temporary impairment losses
Other asset impairment	(5.0)	0	(63.3)
Subtotal other-than-temporary impairment losses	(5.0)	0	(63.3)
Total net realized gains (losses) on securities	$1,509.2	$1,630.0	$1,029.2
Realized gains (losses) on securities sold are computed using the first-in-first-out method. During 2021, the realized gain in common equities primarily reflected the sale of common stocks held outside our indexed portfolio. The other asset impairment loss was recorded as a result of our investment in a federal new markets tax credit fund, which was entered into during the second quarter 2021, and reported in other assets in the consolidated balance sheets. During 2020, the significant gains recognized on our fixed-income portfolio were the result of selling Treasury securities for opportunistic investments. For 2019, the other asset impairment losses related to federal renewable energy tax credit fund investments, which were reported in other assets on the consolidated balance sheets and were a result of lower than anticipated cash flows.

The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective year end for the years ended December 31:

(millions)	2021	2020	2019
Total net gains (losses) recognized during the period on equity securities	$1,283.4	$750.1	$826.6
Less: Net gains (losses) recognized on equity securities sold during the period	375.8	43.6	86.7
Net holding period gains (losses) recognized during the period on equity securities held at period end	$907.6	$706.5	$739.9

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2021	2020	2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$149.5	$166.3	$268.6
State and local government obligations	44.1	62.7	36.5
Foreign government obligations	0.1	0	0
Corporate debt securities	301.1	284.0	268.9
Residential mortgage-backed securities	11.9	11.8	21.6
Commercial mortgage-backed securities	143.0	152.9	150.1
Other asset-backed securities	64.1	96.7	117.3
Redeemable preferred stocks	9.5	14.9	19.0
Total fixed maturities	723.3	789.3	882.0
Short-term investments	3.1	29.0	41.7
Total available-for-sale securities	726.4	818.3	923.7
Equity securities:
Nonredeemable preferred stocks	70.3	60.6	61.8
Common equities	64.2	57.7	56.5
Total equity securities	134.5	118.3	118.3
Investment income	860.9	936.6	1,042.0
Investment expenses	(25.5)	(20.0)	(24.6)
Net investment income	$835.4	$916.6	$1,017.4
The amount of investment income (interest and dividends) we earn varies based on the average assets held during the year and the book yields of the securities in our portfolio. On a year-over-year basis, investment income decreased 8% and 10% in 2021 and 2020, respectively, compared to the prior year, due to a decrease in the portfolio yield, which was partially offset by an increase in average assets. The recurring investment book yield decreased 20% in 2021, compared to 2020, and 23% in 2020, compared to 2019, as a result of investing cash from operations and reinvesting cash from sales, maturities, paydowns, and other redemptions at market yields that were significantly lower than the portfolio’s overall yield. The income reduction from the negative yield change was partially offset by a net increase in average assets, reflecting strong premium growth and underwriting profitability in part offset by common and preferred stock dividend payments and treasury share repurchases.
The increase in investment expenses in 2021, compared to 2020, primarily reflects an increase in incentive-based compensation and staffing. The decrease in 2020, compared to 2019, was due to no longer having an actively managed equity portfolio along with lower incentive-based compensation expense incurred during the year.
Derivative Instruments  We did not have any derivative activity during 2021 or 2019. During 2020, we opened and closed U.S. Treasury Note futures to manage the portfolio duration and recorded a net realized gain of $1.4 million. The maximum notional value held at one time during 2020 was $114.6 million. At December 31, 2021, 2020, and 2019, we had no open derivative positions.